                                                                   American Life


                             SEPARATE ACCOUNT NO. 3

                                 ANNUAL REPORT

                                       &

                               ANNUAL REPORTS OF

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

                 AMERICAN CENTURY VP CAPITAL APPRECIATION FUND

                       CALVERT SOCIAL BALANCED PORTFOLIO

              FIDELITY INVESTMENTS(R) VARIABLE INSURANCE PRODUCTS
                                     FUND:
                            EQUITY-INCOME PORTFOLIO

              FIDELITY INVESTMENTS(R) VARIABLE INSURANCE PRODUCTS
                                    FUND II:
                    CONTRAFUND AND ASSET MANAGER PORTFOLIOS

                               DECEMBER 31, 1998

   This report is not to be construed as an offering for sale of any Variable
                             Policy. No offering is
  made except in conjunction with a prospectus which must precede or accompany this report.

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                            Separate Account No. 3
                                 Annual Report
                               December 31, 1998

Dear Policyowner:

  We are pleased to send you the 1998 Annual Report of American Life's Separate Account No. 3. This Account, which commenced operations in late 1994, is an investment vehicle for owners of our Variable Universal Life policies. Separate Account No. 3 consists of sixteen distinct funds. Each invests in shares of one of eight funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America, Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): The Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (formerly, Acacia Capital Corporation's Calvert Responsibly Invested Balanced Portfolios) ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

  Each of the Funds of Separate Account No. 3 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 3 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

  The Separate Account funds invest in funds and portfolios which have the following investment objectives:

  The Investment Company Money Market Fund: This Fund seeks to obtain high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

  The Investment Company All America Fund: The investment objective for approximately 60% of the assets of this Fund (the "Indexed Assets") is to provide investment results that, to the extent practical, correspond to the performance of the Standard & Poor's 500 Composite Index. The Indexed Assets are invested in the same manner as the Equity Index Fund described below. The investment objective for the remaining approximately 40% of the assets (the "Active Assets") is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments.

  The Investment Company Equity Index Fund: This Fund seeks to duplicate, as closely as possible, the investment performance of the Standard & Poor's 500 Composite Index ("S&P 500") by investing in approximately 500 publicly traded stocks that comprise the S&P 500 ("Standard & Poor's 500", "S&P" and "S&P 500" are trademarks of Standard & Poor's Corporation).

  The Investment Company Bond Fund: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds.

  The Investment Company Short-Term Bond Fund: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of one to three years.

  The Investment Company Mid-Term Bond Fund: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of three to seven years.

  The Investment Company Composite Fund: This Fund seeks a high total rate of return on investments, through both appreciation of capital and current income, through investments in a diversified portfolio of common stocks, bonds and money market instruments.


                                       I

  The Investment Company Aggressive Equity Fund: The investment objective for approximately half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess above-average growth potential. Growth can be in the areas of earnings or gross sales which can be measured in either dollars or in unit volume. The investment objective for the other half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as a company's assets, earnings or growth potential.

  The Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

  The Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth by investing primarily in common stocks of medium-to-large sized U.S. companies. The Portfolio seeks to keep the value of its shares more stable than other capital growth mutual funds. While current income is not a stated objective of the Portfolio, many of the Portfolio's securities may provide regular dividends, which are also expected to grow over time.

  The Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

  VP Capital Appreciation Fund: This Fund seeks capital growth over time by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

  The Calvert Social Balanced Portfolio (formerly, Calvert Responsibly Invested Balanced Portfolio): This Portfolio seeks a total return above the rate of inflation through an actively managed portfolio of stocks, bonds and money market instruments selected with a concern for the social impact of each investment.

  The Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities while also considering the potential for capital appreciation. The Portfolio also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

  The Fidelity VIP II Contrafund Portfolio: This Portfolio seeks long-term capital appreciation by investing primarily in a broad variety of common stocks using both growth-oriented and contrarian disciplines.

  The Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high long-term return with reduced risk by using a broadly diversified mix of stocks, bonds and short-term fixed-income investments.

  For the year ended December 31, 1998, the following total returns were experienced in these sixteen Separate Account funds:

     Investment Company Money Market Fund(1)............................ + 3.1%
     Investment Company All America Fund................................ +18.6%
     Investment Company Equity Index Fund............................... +25.7%
     Investment Company Bond Fund....................................... + 4.8%
     Investment Company Short-Term Bond Fund............................ + 3.3%
     Investment Company Mid-Term Bond Fund.............................. + 4.0%
     Investment Company Composite Fund.................................. +11.9%
     Investment Company Aggressive Equity Fund.......................... - 7.3%
     Scudder Bond Fund.................................................. + 4.2%
     Scudder Capital Growth Fund........................................ +20.5%
     Scudder International Fund......................................... +15.9%
     American Century VP Capital Appreciation Fund...................... - 4.1%
     Calvert Social Balanced Fund....................................... +13.7%
     Fidelity VIP Equity-Income Fund.................................... + 9.3%
     Fidelity VIP II Contrafund......................................... +27.2%
     Fidelity VIP II Asset Manager Fund................................. +12.6%

    -------
    (1) The seven-day net annualized effective yield as of 2/16/99 was 2.45% and is not necessarily indicative of future actual yields.


                                      II

  Total return is equal to the changes in the value of a unit of participation in a fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all policyowners) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

  This report includes financial statements for each fund of Separate Account No. 3. Following this report are the financial statements for each similarly named fund of the Investment Company, portfolios of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

  Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-468-3285.

  I hope you will find this report helpful and informative.

                                      Sincerely,

                                      [LOGO]

                                      Manfred Altstadt
                                      Senior Executive Vice President and
                                       Chief Financial Officer,
                                      The American Life Insurance Company of
                                       New York

                                      III

                                    CONTENTS

                                                                            Page
                                                                            ----
Annual Report of American Life Separate Account No. 3......................   I
 Statement of Assets and Liabilities.......................................   V
 Statement of Operations................................................... VII
 Statements of Changes in Net Assets.......................................  IX
 Notes to Financial Statements............................................. XII
 Report of Independent Public Accountants.................................. XVI
Annual Report of Mutual of America Investment Corporation..................   1
 President's Message.......................................................   1
 Portfolio Management Discussions..........................................   2
 Portfolio of Investments in Securities:
  Money Market Fund........................................................   9
  All America Fund.........................................................  10
  Equity Index Fund........................................................  18
  Bond Fund................................................................  23
  Short-Term Bond Fund.....................................................  26
  Mid-Term Bond Fund.......................................................  28
  Composite Fund...........................................................  30
  Aggressive Equity Fund...................................................  35
 Statement of Assets and Liabilities.......................................  37
 Statement of Operations...................................................  38
 Statements of Changes in Net Assets.......................................  39
 Financial Highlights......................................................  41
 Notes to Financial Statements.............................................  47
 Report of Independent Public Accountants..................................  52

Annual Report of Scudder Variable Life Investment Fund

Annual Report of VP Capital Appreciation Fund of American Century Variable Portfolios, Inc.

Annual Report of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc.

Annual Report of Fidelity Investments Variable Insurance Products Fund: Equity-Income Portfolio

Annual Report of Fidelity Investments Variable Insurance Products Fund II:
Contrafund Portfolio

Annual Report of Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio

                                       IV

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1998

                                             Investment Company
                              ------------------------------------------------
                              Money Market All America Equity Index    Bond
                                  Fund        Fund         Fund        Fund
                              ------------ ----------- ------------ ----------
Assets:
Investments in Mutual of
 America Investment
 Corporation
 at market value
 (Cost:
 Money Market Fund--$  6,469
 All America Fund--$801,911
 Equity Index Fund--$348,233
 Bond Fund--$ 40,959)
 (Notes 1 and 2).............    $6,298     $855,016     $401,410    $ 39,711
Due From (To) General
 Account.....................        28          786        1,001          95
                                 ------     --------     --------    --------
Net Assets...................    $6,326     $855,802     $402,411    $ 39,806
                                 ======     ========     ========    ========
Unit Value at December 31,
 1998 (Note 5)...............    $ 2.03     $   8.09     $   2.86    $   3.17
                                 ======     ========     ========    ========
Number of Units Outstanding
 at December 31, 1998 (Note
 5)..........................     3,113      105,770      140,499      12,551
                                 ======     ========     ========    ========
                                             Investment Company
                              ------------------------------------------------
                                                                    Aggressive
                               Short-Term   Mid-Term    Composite     Equity
                               Bond Fund    Bond Fund      Fund        Fund
                              ------------ ----------- ------------ ----------
Assets:
Investments in Mutual of
 America Investment
 Corporation at market value
 (Cost:
 Short-Term Bond Fund--
   $  3,075
 Mid-Term Bond Fund--
    $  3,288
 Composite Fund--$510,769
 Aggressive Equity Fund--
  $313,326)
 (Notes 1 and 2).............    $3,014     $  3,182     $501,990    $296,926
Due From (To) General
 Account.....................       --           --           165         262
                                 ------     --------     --------    --------
Net Assets...................    $3,014     $  3,182     $502,155    $297,188
                                 ======     ========     ========    ========
Unit Value at December 31,
 1998 (Note 5)...............    $ 1.24     $   1.32     $   4.93    $   2.02
                                 ======     ========     ========    ========
Number of Units Outstanding
 at December 31, 1998 (Note
 5)..........................     2,422        2,404      101,886     147,405
                                 ======     ========     ========    ========


   The accompanying notes are an integral part of these financial statements.

                                       V

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1998

                                                            American
                                       Scudder              Century    Calvert
                            ----------------------------- ------------ --------
                                   Capital                 VP Capital   Social
                             Bond   Growth  International Appreciation Balanced
                             Fund    Fund       Fund          Fund       Fund
                            ------ -------- ------------- ------------ --------
Assets:
Investments in Scudder
 Portfolios, American
 Century VP Capital
 Appreciation Fund and
 Calvert Social Balanced
 Portfolio at market value
 (Cost:
 Scudder Bond Fund--
  $  9,646
 Scudder Capital Growth
  Fund--$599,193
 Scudder International
  Fund--$193,178
 American Century VP
  Capital Appreciation
  Fund--$108,277
 Calvert Social Balanced
  Fund--$ 52,757)
 (Notes 1 and 2)..........  $6,904 $632,172   $157,529      $94,748    $46,260
Due From (To) General
 Account..................      41      785        241           78        118
                            ------ --------   --------      -------    -------
Net Assets................  $6,945 $632,957   $157,770      $94,826    $46,378
                            ====== ========   ========      =======    =======
Unit Value at December 31,
 1998 (Note 5)............  $13.02 $  36.07   $  16.93      $ 10.69    $  3.04
                            ====== ========   ========      =======    =======
Number of Units
 Outstanding at December
 31, 1998
 (Note 5).................     534   17,547      9,321        8,874     15,253
                            ====== ========   ========      =======    =======

                                                           Fidelity
                                                -------------------------------
                                                  VIP
                                                Equity-   VIP II     VIP II
                                                 Income   Contra  Asset Manager
                                                  Fund     Fund       Fund
                                                -------- -------- -------------
Assets:
Investments in Fidelity Portfolios at market
 value
 (Cost:
 VIP Equity-Income Fund--$266,412
 VIP II Contra Fund--$348,521
 VIP II Asset Manage Fund--$171,547)
 (Notes 1 and 2)............................... $221,545 $373,877   $152,933
Due From (To) General Account..................      211    3,208     (1,544)
                                                -------- --------   --------
Net Assets..................................... $221,756 $377,085   $151,389
                                                ======== ========   ========
Unit Value at December 31, 1998 (Note 5)....... $  30.65 $  26.16   $  24.04
                                                ======== ========   ========
Number of Units Outstanding at December 31,
 1998 (Note 5).................................    7,236   14,417      6,297
                                                ======== ========   ========


   The accompanying notes are an integral part of these financial statements.

                                       VI

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1998

                                            Investment Company
                          -------------------------------------------------------
                          Money Market All America Equity Index       Bond
                              Fund        Fund         Fund           Fund
                          ------------ ----------- ------------ -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............      $283      $100,623     $30,279        $  2,665
                              ----      --------     -------        --------
 Total income...........       283       100,623      30,279           2,665
                              ----      --------     -------        --------
Expenses (Note 3):
 Fees...................        60         8,858       3,342             359
 Administrative
  Expenses..............       165         1,832         649             619
                              ----      --------     -------        --------
Total Expenses..........       225        10,690       3,991             978
                              ----      --------     -------        --------
Net Investment Income
 (Loss).................        58        89,933      26,288           1,687
                              ----      --------     -------        --------
Net Realized and
 Unrealized Gain (Loss)
 on Investments
 (Note 1):
 Net realized gain
  (loss) on investments.        (6)        1,744       2,147             233
 Net unrealized
  appreciation
  (depreciation) of
  investments...........       (27)       32,513      34,890          (1,044)
                              ----      --------     -------        --------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........       (33)       34,257      37,037            (811)
                              ----      --------     -------        --------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........      $ 25      $124,190     $63,325        $    876
                              ====      ========     =======        ========
                                            Investment Company
                          -------------------------------------------------------
                           Short-Term   Mid-Term    Composite   Aggressive Equity
                           Bond Fund    Bond Fund      Fund           Fund
                          ------------ ----------- ------------ -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............      $139      $    170     $21,019        $  2,509
                              ----      --------     -------        --------
 Total income...........       139           170      21,019           2,509
                              ----      --------     -------        --------
Expenses (Note 3):
 Fees...................        30            29       5,536           3,148
 Administrative
  Expenses..............         6            92        1455             412
                              ----      --------     -------        --------
Total Expenses..........        36           121       6,991           3,560
                              ----      --------     -------        --------
Net Investment Income
 (Loss).................       103            49      14,028          (1,051)
                              ----      --------     -------        --------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on investments.         6            (1)     (2,308)         (5,609)
 Net unrealized
  appreciation
  (depreciation) of
  investments...........       (12)          (30)     40,252          (9,779)
                              ----      --------     -------        --------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........        (6)          (31)     37,944         (15,388)
                              ----      --------     -------        --------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........      $ 97      $     18     $51,972        $(16,439)
                              ====      ========     =======        ========


   The accompanying notes are an integral part of these financial statements.

                                      VII

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1998

                                                             American
                                       Scudder               Century    Calvert
                             ----------------------------- ------------ --------
                                    Capital                 VP Capital   Social
                             Bond    Growth  International Appreciation Balanced
                             Fund     Fund       Fund          Fund       Fund
                             -----  -------- ------------- ------------ --------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends.................  $ 343  $ 28,936    $14,958      $ 4,170    $ 3,335
                             -----  --------    -------      -------    -------
 Total income..............    343    28,936     14,958        4,170      3,335
                             -----  --------    -------      -------    -------
Expenses (Note 3):
 Fees......................     72     6,741      1,657          890        435
 Administrative Expenses...    131       265         93           48        268
                             -----  --------    -------      -------    -------
Total Expenses.............    203     7,006      1,750          938        703
                             -----  --------    -------      -------    -------
Net Investment Income
 (Loss)....................    140    21,930     13,208        3,232      2,632
                             -----  --------    -------      -------    -------
Net Realized and Unrealized
 Gain (Loss) on Investments
 (Note 1):
 Net realized gain (loss)
  on investments...........    435    59,922      8,854       (2,064)     3,550
 Net unrealized
  appreciation
  (depreciation) of
  investments..............   (417)   20,657     (3,025)      (3,934)    (1,400)
                             -----  --------    -------      -------    -------
Net Realized and Unrealized
 Gain (Loss) on
 Investments...............     18    80,579      5,829       (5,998)     2,150
                             -----  --------    -------      -------    -------
Net Increase (Decrease) in
 Net Assets Resulting From
 Operations................  $ 158  $102,509    $19,037      $(2,766)   $ 4,782
                             =====  ========    =======      =======    =======

                                                            Fidelity
                                                 -------------------------------
                                                  VIP II
                                                 Equity-   VIP II     VIP II
                                                  Income   Contra  Asset Manager
                                                   Fund     Fund       Fund
                                                 --------  ------- -------------
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends.....................................  $ 10,380  $14,074   $ 12,953
                                                 --------  -------   --------
 Total income..................................    10,380   14,074     12,953
                                                 --------  -------   --------
Expenses (Note 3):
 Fees..........................................     2,215    3,374      1,396
 Administrative Expenses.......................     1,613      411        433
                                                 --------  -------   --------
Total Expenses.................................     3,828    3,785      1,829
                                                 --------  -------   --------
Net Investment Income (Loss)...................     6,552   10,289     11,124
                                                 --------  -------   --------
Net Realized and Unrealized Gain (Loss) on
 Investments (Note 1):
 Net realized gain (loss) on investments.......    41,256   43,590     17,688
 Net unrealized appreciation (depreciation) of
  investments..................................   (31,062)  22,246    (13,211)
                                                 --------  -------   --------
Net Realized and Unrealized Gain (Loss) on
 Investments...................................    10,194   65,836      4,477
                                                 --------  -------   --------
Net Increase (Decrease) in Net Assets Resulting
 From Operations...............................  $ 16,746  $76,125   $ 15,601
                                                 ========  =======   ========

   The accompanying notes are an integral part of these financial statements.

                                      VIII

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
                 For the Years Ended December 31, 1998 and 1997

                                            Investment Company
                          -----------------------------------------------------------
                          Money Market Fund    All America Fund    Equity Index Fund
                          -------------------  ------------------  ------------------
                            1998      1997       1998      1997      1998      1997
                          --------  ---------  --------  --------  --------  --------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $     58  $     187  $ 89,933  $ 62,482  $ 26,288  $  1,984
 Net realized gain
  (loss) on investments.        (6)        (1)    1,744     8,270     2,147     3,540
 Net unrealized
  appreciation
  (depreciation) of
  investments...........       (27)      (101)   32,513    10,051    34,890    22,798
                          --------  ---------  --------  --------  --------  --------
Net Increase (Decrease)
 in net assets resulting
 from operations........        25         85   124,190    80,803    63,325    28,322
                          --------  ---------  --------  --------  --------  --------
From Unit Transactions:
 Contributions..........     6,108      5,245   241,902   192,506   180,950   113,705
 Withdrawals............       (57)      (116)  (10,084)  (16,643)   (7,360)   (8,950)
 Net Transfers..........    (3,176)    (2,616)  (49,261)   77,078     4,004   (17,582)
                          --------  ---------  --------  --------  --------  --------
Net Increase (Decrease)
 from unit transactions.     2,875      2,513   182,557   252,941   177,594    87,173
                          --------  ---------  --------  --------  --------  --------
Net Increase (Decrease)
 in Net Assets..........     2,900      2,598   306,747   333,744   240,919   115,495
Net Assets:
Beginning of Year.......     3,426        828   549,055   215,311   161,492    45,997
                          --------  ---------  --------  --------  --------  --------
End of Year.............  $  6,326  $   3,426  $855,802  $549,055  $402,411  $161,492
                          ========  =========  ========  ========  ========  ========
                                            Investment Company
                          -----------------------------------------------------------
                                                  Short-Term           Mid-Term
                              Bond Fund            Bond Fund           Bond Fund
                          -------------------  ------------------  ------------------
                            1998      1997       1998      1997      1998      1997
                          --------  ---------  --------  --------  --------  --------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $  1,687  $   1,163  $    103  $     93  $     49  $     92
 Net realized gain
  (loss) on investments.       233         53         6        15        (1)      (65)
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    (1,044)       527       (12)      (12)      (30)       59
                          --------  ---------  --------  --------  --------  --------
Net Increase (Decrease)
 in net assets resulting
 from operations........       876      1,743        97        96        18        86
                          --------  ---------  --------  --------  --------  --------
From Unit Transactions:
 Contributions..........    25,539     25,566     1,370     1,200     4,187     3,609
 Withdrawals............    (2,714)    (1,237)      --       (234)     (157)      --
 Net Transfers..........    (5,483)   (13,385)     (277)     (272)   (2,597)   (2,510)
                          --------  ---------  --------  --------  --------  --------
Net Increase (Decrease)
 from unit transactions.    17,342     10,944     1,093       694     1,433     1,099
                          --------  ---------  --------  --------  --------  --------
Net Increase (Decrease)
 in Net Assets..........    18,218     12,687     1,190       790     1,451     1,185
Net Assets:
Beginning of Year.......    21,588      8,901     1,824     1,034     1,731       546
                          --------  ---------  --------  --------  --------  --------
End of Year.............  $ 39,806  $  21,588  $  3,014  $  1,824  $  3,182  $  1,731
                          ========  =========  ========  ========  ========  ========

   The accompanying notes are an integral part of these financial statements.

                                       IX

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
                 For the Years Ended December 31, 1998 and 1997

                                                Investment Company
                                        --------------------------------------
                                                               Aggressive
                                         Composite Fund        Equity Fund
                                        ------------------  ------------------
                                          1998      1997      1998      1997
                                        --------  --------  --------  --------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss).......... $ 14,028  $ 74,191  $ (1,051) $ 20,074
 Net realized gain (loss) on
  investments..........................   (2,308)    2,976    (5,609)      968
 Net unrealized appreciation
  (depreciation) of investments........   40,252   (38,603)   (9,779)    1,024
                                        --------  --------  --------  --------
Net Increase (Decrease) in net assets
 resulting from operations.............   51,972    38,564   (16,439)   22,066
                                        --------  --------  --------  --------
From Unit Transactions:
 Contributions.........................  160,764   111,675   164,628   145,655
 Withdrawals...........................  (13,170)   (4,754)  (15,635)   (5,821)
 Net Transfers.........................  (43,657)   99,278   (57,515)  (24,231)
                                        --------  --------  --------  --------
Net Increase (Decrease) from unit
 transactions..........................  103,937   206,199    91,478   115,603
                                        --------  --------  --------  --------
Net Increase (Decrease) in Net Assets..  155,909   244,763    75,039   137,669
Net Assets:
Beginning of Year......................  346,246   101,483   222,149    84,480
                                        --------  --------  --------  --------
End of Year............................ $502,155  $346,246  $297,188  $222,149
                                        ========  ========  ========  ========

                                                  Scudder
                          ------------------------------------------------------------
                             Bond Fund      Capital Growth Fund   International Fund
                          ----------------  --------------------  --------------------
                           1998     1997      1998       1997       1998       1997
                          -------  -------  ---------  ---------  ---------  ---------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $   140  $   190  $  21,930  $   9,395  $  13,208  $     433
 Net realized gain
  (loss) on investments.      435    1,921     59,922     23,338  $   8,854     18,444
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     (417)  (1,821)    20,657     27,860     (3,025)   (14,970)
                          -------  -------  ---------  ---------  ---------  ---------
Net Increase (Decrease)
 in net assets resulting
 from operations........      158      290    102,509     60,593     19,037      3,907
                          -------  -------  ---------  ---------  ---------  ---------
From Unit Transactions:
 Contributions..........    7,436    7,137    171,043    118,952     41,383     35,724
 Withdrawals............     (747)     (80)   (17,243)   (13,128)    (3,269)    (7,350)
 Net Transfers..........   (4,105)  (4,523)   (37,452)   135,647     (6,087)     4,683
                          -------  -------  ---------  ---------  ---------  ---------
Net Increase (Decrease)
 from unit transactions.    2,584    2,534    116,348    241,471     32,027     33,057
                          -------  -------  ---------  ---------  ---------  ---------
Net Increase (Decrease)
 in Net Assets..........    2,742    2,824    218,857    302,064     51,064     36,964
Net Assets:
Beginning of Year.......    4,203    1,379    414,100    112,036    106,706     69,742
                          -------  -------  ---------  ---------  ---------  ---------
End of Year.............  $ 6,945  $ 4,203  $ 632,957  $ 414,100  $ 157,770  $ 106,706
                          =======  =======  =========  =========  =========  =========

   The accompanying notes are an integral part of these financial statements.

                                       X

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
                 For the Years Ended December 31, 1998 and 1997

                                         American Century        Calvert
                                        -------------------  -----------------
                                            VP Capital            Social
                                        Appreciation Fund     Balanced Fund
                                        -------------------  -----------------
                                          1998      1997       1998     1997
                                        --------  ---------  --------  -------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss).......... $  3,232  $     690  $  2,632  $ 1,591
 Net realized gain (loss) on
  investments..........................   (2,064)    (1,449)    3,550    3,885
 Net unrealized appreciation
  (depreciation) of investments........   (3,934)    (2,436)   (1,400)  (2,620)
                                        --------  ---------  --------  -------
Net Increase (Decrease) in net assets
 resulting from operations.............   (2,766)    (3,195)    4,782    2,856
                                        --------  ---------  --------  -------
From Unit Transactions:
 Contributions.........................   28,381     28,353    30,086   27,549
 Withdrawals...........................   (1,400)    (1,802)   (2,076)  (1,511)
 Net Transfers.........................   (9,765)   (11,249)  (12,258)  (8,329)
                                        --------  ---------  --------  -------
Net Increase (Decrease) from unit
 transactions..........................   17,216     15,302    15,752   17,709
                                        --------  ---------  --------  -------
Net Increase (Decrease) in Net Assets..   14,450     12,107    20,534   20,565
Net Assets:
Beginning of Year......................   80,376     68,269    25,844    5,279
                                        --------  ---------  --------  -------
End of Year............................ $ 94,826  $  80,376  $ 46,378  $25,844
                                        ========  =========  ========  =======

                                                Fidelity
                          ----------------------------------------------------------
                                 VIP               VIP II              VIP II
                            Equity-Income          Contra           Asset Manager
                                Fund                Fund                Fund
                          ------------------  ------------------  ------------------
                            1998      1997      1998      1997      1998      1997
                          --------  --------  --------  --------  --------  --------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $  6,552  $  5,445  $ 10,289  $  1,652  $ 11,124  $  5,367
 Net realized gain
  (loss) on investments.    41,256    12,348    43,590     5,525    17,688     6,538
 Net unrealized
  appreciation
  (depreciation) of
  investments...........   (31,062)    5,615    22,246    27,301   (13,211)     (176)
                          --------  --------  --------  --------  --------  --------
Net Increase (Decrease)
 in net assets resulting
 from operations........    16,746    23,408    76,125    34,478    15,601    11,729
                          --------  --------  --------  --------  --------  --------
From Unit Transactions:
 Contributions..........   132,435   115,463   124,636    90,026    69,680    54,797
 Withdrawals............   (22,291)   (6,744)  (15,833)   (4,539)   (2,791)   (1,606)
 Net Transfers..........   (58,797)  (30,953)  (43,163)    4,679   (31,342)  (11,456)
                          --------  --------  --------  --------  --------  --------
Net Increase (Decrease)
 from unit transactions.    51,347    77,766    65,640    90,166    35,547    41,735
                          --------  --------  --------  --------  --------  --------
Net Increase (Decrease)
 in Net Assets..........    68,093   101,174   141,765   124,644    51,148    53,464
Net Assets:
Beginning of Year.......   153,663    52,489   235,320   110,676   100,241    46,777
                          --------  --------  --------  --------  --------  --------
End of Year.............  $221,756  $153,663  $377,085  $235,320  $151,389  $100,241
                          ========  ========  ========  ========  ========  ========

   The accompanying notes are an integral part of these financial statements.

                                       XI

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                         NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies and Organization

  Separate Account No. 3 of The American Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on December 21, 1994 as a unit investment trust. On that date, the following American Life funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund (formerly the Calvert Responsibly Invested Balanced
Fund). The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Life Investment Fund ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (formerly Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation) ("Calvert").

  On May 1, 1995, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 3 as investment alternatives. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund and the Contrafund and Asset Manager Funds invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II (collectively, "Fidelity").

  Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

  The significant accounting policies of Separate Account No. 3 are as follows:

  Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios.

  Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

  Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

2. Investments

  The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at December 31, 1998 are as follows:

                                                             Number of Net Asset
                                                              Shares     Value
                                                             --------- ---------
     Investment Company Funds:
      Money Market Fund.....................................    5,317    $1.18
      All America Fund......................................  295,242     2.90
      Equity Index Fund.....................................  163,743     2.45
      Bond Fund.............................................   27,875     1.42
      Short-Term Bond Fund..................................    2,928     1.03
      Mid-Term Bond Fund....................................    3,496     0.91
      Composite Fund........................................  282,197     1.78
      Aggressive Equity Fund................................  196,833     1.51
     Scudder Portfolios:
      Bond Portfolio........................................    1,003     6.88
      Capital Growth Portfolio--Class "A"...................   26,396    23.95
      International Portfolio--Class "A"....................   10,819    14.56
     American Century VP Capital Appreciation Fund..........   10,504     9.02
     Calvert Social Balanced Portfolio......................   21,647     2.14

                                      XII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                                             Number of Net Asset
                                                              Shares     Value
                                                             --------- ---------
     Fidelity Portfolios:
      Equity-Income--"Initial" Class........................   8,715    $25.42
      Contrafund--"Initial" Class...........................  15,298     24.44
      Asset Manager--"Initial" Class........................   8,421     18.16

3. Expenses

  Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is .20% and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

  Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts a mortality risk charge daily, at an annual rate of .70%, from the value of the net assets of each fund. An expense risk charge, deducted daily, at an annual rate of
 .15% from the value of the net assets of each fund, compensates the Company for the risk that administrative expenses incurred are greater than estimated.

4. Dividends

  All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. On December 31, 1998, a dividend distribution was made by the Investment Company to shareholders of record as of December 30, 1998. Prior thereto, the Investment Company declared and paid a dividend distribution on September 15, 1998. The combined amount of these dividends was as follows:

     Money Market Fund................................................. $    283
     All America Fund..................................................  100,623
     Equity Index Fund.................................................   30,279
     Bond Fund.........................................................    2,665
     Short-Term Bond Fund..............................................      139
     Mid-Term Bond Fund................................................      170
     Composite Fund....................................................   21,019
     Aggressive Equity Fund............................................    2,509

  On January 28, 1998, February 25, 1998, April 28, 1998, July 29, 1998 and
October 18, 1998, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $343.

  On January 28, 1998, February 25, 1998, April 28, 1998, July 29, 1998 and
October 18, 1998, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $28,936.

  On February 25, 1998, a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $14,958.

  On March 13, 1998, a dividend was paid by the American Century VP Capital Appreciation Fund. The amount of the dividend was $4,170.

  On December 30, 1998, a dividend was paid by the Calvert Social Balanced Portfolio. The amount of the dividend was $3,335.

  On February 6, 1998, a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $10,380.


                                     XIII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                   NOTES TO FINANCIAL STATEMENTS (Continued)
  On February 6, 1998, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $14,074.

  On February 6, 1998, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $12,953.

5. Financial Highlights

  Shown below are financial highlights for a Unit outstanding for the year ended December 31, 1998 and for each of the previous years or, if not in existence a full year, the initial period ended December 31:

                                                Investment Company
                          ---------------------------------------------------------------
                              Money Market Fund               All America Fund
                          ------------------------- -------------------------------------
                           1998   1997  1996  1995    1998    1997    1996    1995  1994
                          ------ ------ ----- ----- -------- ------- ------- ------ -----
Unit value, beginning of
 year...................  $ 1.95 $ 1.87 $1.80 $1.77 $   6.76 $  5.39 $  4.52 $ 3.36 $3.32
                          ====== ====== ===== ===== ======== ======= ======= ====== =====
Unit value, end of year.  $ 2.03 $ 1.95 $1.87 $1.80 $   8.09 $  6.76 $  5.39 $ 4.52 $3.36
                          ====== ====== ===== ===== ======== ======= ======= ====== =====
Units outstanding, end
 of year................   3,113  1,755   442    25  105,770  81,264  39,912  9,813   107
                          ====== ====== ===== ===== ======== ======= ======= ====== =====

                                              Investment Company
                          -----------------------------------------------------------
                                 Equity Index Fund                 Bond Fund
                          ------------------------------- ---------------------------
                            1998    1997    1996    1995   1998    1997   1996  1995
                          -------- ------- ------- ------ ------- ------ ------ -----
Unit value, beginning of
 year...................  $   2.26 $  1.72 $  1.42 $ 1.25 $  3.00 $ 2.75 $ 2.69 $2.36
                          ======== ======= ======= ====== ======= ====== ====== =====
Unit value, end of year.  $   2.86 $  2.26 $  1.72 $ 1.42 $  3.17 $ 3.00 $ 2.75 $2.69
                          ======== ======= ======= ====== ======= ====== ====== =====
Units outstanding, end
 of year................   140,499  71,579  26,794  4,449  12,551  7,204  3,239   507
                          ======== ======= ======= ====== ======= ====== ====== =====
                                              Investment Company
                          -----------------------------------------------------------
                               Short-Term Bond Fund           Mid-Term Bond Fund
                          ------------------------------- ---------------------------
                            1998    1997    1996    1995   1998    1997   1996  1995
                          -------- ------- ------- ------ ------- ------ ------ -----
Unit value, beginning of
 year...................  $   1.19 $  1.14 $  1.10 $ 1.08 $  1.26 $ 1.19 $ 1.16 $1.11
                          ======== ======= ======= ====== ======= ====== ====== =====
Unit value, end of year.  $   1.24 $  1.19 $  1.14 $ 1.10 $  1.32 $ 1.26 $ 1.19 $1.16
                          ======== ======= ======= ====== ======= ====== ====== =====
Units outstanding, end
 of year................     2,422   1,530     908    302   2,404  1,374    460    28
                          ======== ======= ======= ====== ======= ====== ====== =====

                                                    Investment Company
                          ----------------------------------------------------------------------
                                  Composite Fund                 Aggressive Equity Fund
                          ------------------------------ ---------------------------------------
                            1998    1997    1996   1995    1998     1997    1996    1995   1994
                          -------- ------- ------- ----- -------- -------- ------- ------- -----
Unit value, beginning of
 year...................  $   4.36 $  3.75 $  3.39 $3.14 $   2.15 $   1.80 $  1.43 $  1.05 $1.03
                          ======== ======= ======= ===== ======== ======== ======= ======= =====
Unit value, end of year.  $   4.93 $  4.36 $  3.75 $3.39 $   2.02 $   2.15 $  1.80 $  1.43 $1.05
                          ======== ======= ======= ===== ======== ======== ======= ======= =====
Units outstanding, end
 of year................   101,886  79,417  27,055 2,688  147,405  103,218  46,985  12,411   174
                          ======== ======= ======= ===== ======== ======== ======= ======= =====

                                      XIV

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                                     Scudder
                          --------------------------------------------------------------
                                   Bond Fund                 Capital Growth Fund
                          --------------------------- ----------------------------------
                           1998   1997   1996   1995   1998   1997   1996   1995   1994
                          ------ ------ ------ ------ ------ ------ ------ ------ ------
Unit value, beginning of
 year...................  $12.37 $11.48 $11.30 $10.68 $29.64 $22.11 $18.64 $14.67 $14.50
                          ====== ====== ====== ====== ====== ====== ====== ====== ======
Unit value, end of year.  $13.02 $12.37 $11.48 $11.30 $36.07 $29.64 $22.11 $18.64 $14.67
                          ====== ====== ====== ====== ====== ====== ====== ====== ======
Units outstanding, end
 of year................     534    340    120     35 17,547    970  5,067  2,011    737
                          ====== ====== ====== ====== ====== ====== ====== ====== ======

                                                          Scudder
                                             ----------------------------------
                                                     International Fund
                                             ----------------------------------
                                              1998   1997   1996   1995   1994
                                             ------ ------ ------ ------ ------
Unit value, beginning of year............... $14.46 $13.43 $11.85 $10.80 $10.66
                                             ====== ====== ====== ====== ======
Unit value, end of year..................... $16.93 $14.46 $13.43 $11.85 $10.80
                                             ====== ====== ====== ====== ======
Units outstanding, end of year..............  9,321  7,377  5,193    715     17
                                             ====== ====== ====== ====== ======

                               American Century                  Calvert
                          --------------------------- -----------------------------
                                  VP Capital                 Social Balanced
                               Appreciation Fund                  Fund
                          --------------------------- -----------------------------
                           1998   1997   1996   1995   1998    1997    1996   1995
                          ------ ------ ------ ------ ------- ------- ------ ------
Unit value, beginning of
 year...................  $11.04 $11.53 $12.18 $11.14 $  2.65 $  2.23 $ 2.01 $ 1.89
                          ====== ====== ====== ====== ======= ======= ====== ======
Unit value, end of year.  $10.69 $11.04 $11.53 $12.18 $  3.04 $  2.65 $ 2.23 $ 2.01
                          ====== ====== ====== ====== ======= ======= ====== ======
Units outstanding, end
 of year................   8,874  7,282  5,921  4,409  15,253   9,760  2,364    115
                          ====== ====== ====== ====== ======= ======= ====== ======
                                                  Fidelity
                          ---------------------------------------------------------
                                      VIP                        VIP II
                                 Equity-Income                   Contra
                                     Fund                         Fund
                          --------------------------- -----------------------------
                           1998   1997   1996   1995   1998    1997    1996   1995
                          ------ ------ ------ ------ ------- ------- ------ ------
Unit value, beginning of
 year...................  $27.77 $21.93 $19.43 $17.68 $ 20.36 $ 16.59 $13.85 $12.41
                          ====== ====== ====== ====== ======= ======= ====== ======
Unit value, end of year.  $30.65 $27.77 $21.93 $19.43 $ 26.16 $ 20.36 $16.59 $13.85
                          ====== ====== ====== ====== ======= ======= ====== ======
Units outstanding, end
 of year................   7,236  5,533  2,393    449  14,417  11,560  6,672    756
                          ====== ====== ====== ====== ======= ======= ====== ======

                                                             Fidelity
                                                    ---------------------------
                                                              VIP II
                                                           Asset Manager
                                                               Fund
                                                    ---------------------------
                                                     1998   1997   1996   1995
                                                    ------ ------ ------ ------
Unit value, beginning of year...................... $21.14 $17.72 $15.66 $14.87
                                                    ====== ====== ====== ======
Unit value, end of year............................ $24.04 $21.14 $17.72 $15.66
                                                    ====== ====== ====== ======
Units outstanding, end of year.....................  6,297  4,742  2,639  1,178
                                                    ====== ====== ====== ======

                                       XV

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To The American Life Insurance Company of New York:

  We have audited the accompanying statement of assets and liabilities of American Life Separate Account No. 3 as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Life Separate Account No. 3 as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


ARTHUR ANDERSEN LLP

New York, New York
February 19, 1999

                                      XVI

                The American Life Insurance Company of New York

           320 Park Avenue New York, New York 10022-6839 212-224-1700



            A subsidiary of Mutual of America Life Insurance Company
   Mutual of America Life Insurance Company is a Registered Broker-Dealer and distributes the variable products of The American Life Insurance Company of New
                                      York